ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2018
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

13.          ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

The components of accrued expenses and other current liabilities are as follows:

	As of December 31,
	2017	2018
Salary and welfare payable	26,011	26,963
Accrued expenses	14,842	16,190
Payables for purchase of property, plant and equipment	2,550	2,878
Payables for purchase of educational merchandise	2,436	3,141
Other tax payable	635	282
Consideration payable	—	5,719
Others	5,380	5,256
	51,854	60,429